Restructuring - Restructuring Costs (Details) - Other Restructuring $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Restructuring Charges
Severance payments	$ 409
Legal costs	13
Office closure and relocation	3
Restructuring costs	425
Restructuring Cost and Reserve
Severance payments	409
Legal costs	13
Office closure and relocation	3
Restructuring costs	$ 425